Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

PORTFOLIO OF INVESTMENTS

August 31, 2021 (Unaudited)

Shares/$ Par		Value
Preferred Stock & Hybrid Preferred Securities§ — 76.4%
	Banking — 38.5%
$2,800,000	American AgCredit Corporation, 5.25% to 06/15/26 then T5Y + 4.50%, Series B-1, 144A****	$2,863,000	*(1)
144,000	BancorpSouth Bank, 5.50%, Series A	3,815,280	*(1)
$12,470,000	Bank of America Corporation, 5.875% to 03/15/28 then 3ML + 2.931%, Series FF	14,231,388	*(1)(2)
58,000	Bank of Hawaii Corporation, 4.375%, Series A	1,508,870	*(1)
	Capital One Financial Corporation:
78,800	5.00%, Series I	2,071,258	*(1)(2)
$4,950,000	3.95% to 09/01/26 then T5Y + 3.157%, Series M	5,141,813	*(1)
	Citigroup, Inc.:
$2,575,000	3.875% to 02/18/26 then T5Y + 3.417%, Series X	2,655,469	*(1)
$1,200,000	4.00% to 12/10/25 then T5Y + 3.597%, Series W	1,248,000	*(1)
$1,850,000	4.70% to 01/30/25 then SOFRRATE + 3.234%, Series V	1,925,156	*(1)(2)(3)
$4,590,000	5.95% to 05/15/25 then 3ML + 3.905%, Series P	5,049,000	*(1)(2)
1,036,484	6.875% to 11/15/23 then 3ML + 4.13%, Series K	29,073,376	*(1)(2)
572,357	7.125% to 09/30/23 then 3ML + 4.04%, Series J	16,375,134	*(1)(2)
	Citizens Financial Group, Inc.:
161,500	6.35% to 04/06/24 then 3ML + 3.642%, Series D	4,616,477	*(1)(2)
$5,700,000	6.375% to 04/06/24 then 3ML + 3.157%, Series C	6,077,568	*(1)(2)
	CoBank ACB:
22,120	6.125%, Series G, 144A****	2,228,590	(1)*
104,000	6.20% to 01/01/25 then 3ML + 3.744%, Series H, 144A****	11,518,000	*(1)(2)
60,000	6.25% to 10/01/22 then 3ML + 4.557%, Series F, 144A****	6,270,000	*(1)(2)
$2,498,000	6.25% to 10/01/26 then 3ML + 4.66%, Series I, 144A****	2,841,475	*(1)(2)(3)
$4,750,000	Comerica, Inc., 5.625% to 10/01/25 then T5Y + 5.291%, Series A	5,260,625	*(1)
$1,150,000	Compeer Financial ACA, 4.875% to 08/15/26 then T5Y + 4.095%, Series B-1, 144A****	1,173,000	*(1)
201,500	ConnectOne Bancorp, Inc., 5.25% to 09/01/26 then T5Y + 4.42%, Series A	5,292,398	*(1)
165,000	Dime Community Bancshares, Inc., 5.50%, Series A	4,315,575	*(1)
	Fifth Third Bancorp:
287,450	6.00%, Series A	7,687,850	*(1)(2)
1,028,896	6.625% to 12/31/23 then 3ML + 3.71%, Series I	29,573,044	*(1)(2)
82,000	First Citizens BancShares, Inc., 5.375%, Series A	2,248,440	*(1)
	First Horizon Corporation:
87,500	6.50%, Series E	2,442,125	*(1)
9	FT Real Estate Securities Company, 9.50% 03/31/31, Series B, 144A****	11,767,500
3,730	First Horizon Bank, 3ML + 0.85%, min 3.75%, 3.75%(4), 144A****	3,135,531	*(1)
94,000	First Republic Bank, 4.00%, Series M	2,331,670	*(1)
47,330	Fulton Financial Corporation, 5.125%, Series A	1,280,986	*(1)

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2021 (Unaudited)

Shares/$ Par		Value
	Goldman Sachs Group:
$1,350,000	4.95% to 02/10/25 then T5Y + 3.224%, Series R	$1,451,250	*(1)
$3,460,000	5.50% to 08/10/24 then T5Y + 3.623%, Series Q	3,793,890	*(1)(2)(3)
123,642	6.375% to 05/10/24 then 3ML + 3.55%, Series K	3,551,616	*(1)(2)
178,400	Heartland Financial USA, Inc., 7.00% to 07/15/25 then T5Y + 6.675%, Series E	5,062,100	*(1)
	HSBC Holdings PLC:
$4,400,000	HSBC Capital Funding LP, 10.176% to 06/30/30 then 3ML + 4.98%, 144A****	7,326,000	(1)(2)(3)(5)
	Huntington Bancshares, Inc.:
$1,690,000	4.45% to 10/15/27 then T7Y + 4.045%, Series G	1,812,525	*(1)
$4,950,000	5.625% to 07/15/30 then T10Y + 4.945%, Series F	5,871,987	*(1)
$5,800,000	5.70% to 04/15/23 then 3ML + 2.88%, Series E	6,003,420	*(1)(2)(3)
	JPMorgan Chase & Company:
132,500	4.20%, Series MM	3,396,638	*(1)
$14,647,000	3ML + 3.47%, 3.5985%(4), Series I	14,680,387	*(1)(2)
$10,275,000	3.65% to 06/01/26 then T5Y + 2.85%, Series KK	10,457,381	*(1)
$2,300,000	5.00% to 08/01/24 then SOFRRATE + 3.38%, Series FF	2,436,563	*(1)
$5,450,000	6.00% to 08/01/23 then 3ML + 3.30%, Series R	5,791,306	*(1)(2)
$15,155,000	6.75% to 02/01/24 then 3ML + 3.78%, Series S	16,736,803	*(1)(2)
483,897	KeyCorp, 6.125% to 12/15/26 then 3ML + 3.892%, Series E	14,751,019	*(1)(2)
	M&T Bank Corporation:
$3,075,000	3.50% to 09/01/26 then T5Y + 2.679%	3,139,575	*(1)
$16,750,000	6.45% to 02/15/24 then 3ML + 3.61%, Series E	18,498,281	*(1)(2)
92,000	Merchants Bancorp, 6.00% to 10/01/24 then 3ML + 4.569%, Series B	2,429,260	*(1)
	Morgan Stanley:
$2,600,000	5.30% to 03/15/23 then 3ML + 3.16%, Series N	2,736,500	*(1)(2)(3)
879,089	5.85% to 04/15/27 then 3ML + 3.491%, Series K	26,284,761	*(1)(2)
519,272	6.875% to 01/15/24 then 3ML + 3.94%, Series F	14,597,670	*(1)(2)
181,737	7.125% to 10/15/23 then 3ML + 4.32%, Series E	5,219,487	*(1)(2)
980,018	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3ML + 3.821%, Series A	28,670,427	*(1)(2)
280,000	Northpointe Bancshares, Inc., 8.25% to 12/30/25 then SOFRRATE + 7.99%, Series A	7,508,200	*(1)
89,600	People’s United Financial, Inc., 5.625% to 12/15/26 then 3ML + 4.02%, Series A	2,587,200	*(1)
973,764	PNC Financial Services Group, Inc., 6.125% to 05/01/22 then 3ML + 4.067%, Series P	25,378,724	*(1)(2)
	Regions Financial Corporation:
562,640	5.70% to 08/15/29 then 3ML + 3.148%, Series C	16,323,593	*(1)(2)
$3,300,000	5.75% to 09/15/25 then T5Y + 5.426%, Series D	3,713,490	*(1)
263,000	Signature Bank, 5.00%, Series A	6,856,410	*(1)
61,560	State Street Corporation, 5.90% to 03/15/24 then 3ML + 3.108%, Series D	1,739,224	*(1)(2)
59,724	Sterling Bancorp, 6.50%, Series A	1,564,082	*(1)

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2021 (Unaudited)

Shares/$ Par		Value
	SVB Financial Group:
$3,450,000	4.00% to 05/15/26 then T5Y + 3.202%, Series C	$3,583,688	*(1)
$1,575,000	4.10% to 02/15/31 then T10Y + 3.064%, Series B	1,638,000	*(1)
233,000	Synchrony Financial, 5.625%, Series A	6,205,955	*(1)(2)
385,013	Synovus Financial Corporation, 5.875% to 07/01/24 then T5Y + 4.127%, Series E	10,674,870	*(1)(2)(3)
147,500	Texas Capital Bancshares Inc., 5.75%, Series B	3,903,588	*(1)
87,000	TriState Capital Holdings, Inc., 6.375% to 07/01/26 then 3ML + 4.088%, Series B	2,341,388	*(1)
	Truist Financial Corporation:
14,600	4.75%, Series R	384,491	*(1)
$4,350,000	4.95% to 12/01/25 then T5Y + 4.605%, Series P	4,803,313	*(1)
$2,450,000	5.10% to 09/01/30 then T10Y + 4.349%, Series Q	2,823,625	*(1)
161,650	Valley National Bancorp, 5.50% to 09/30/22 then 3ML + 3.578%, Series B	4,223,915	*(1)(2)
100,000	Washington Federal, Inc., 4.875%, Series A	2,621,500	*(1)
	Wells Fargo & Company:
222,000	4.25%, Series DD	5,589,960	*(1)
170,000	4.70%, Series AA	4,385,150	*(1)
1,353	7.50%, Series L	2,020,682	*(1)
$3,825,000	3.90% to 03/15/26 then T5Y + 3.453%, Series BB	3,971,937	*(1)
334,545	5.85% to 09/15/23 then 3ML + 3.09%, Series Q	8,993,841	*(1)(2)
$3,000,000	5.875% to 06/15/25 then 3ML + 3.99%, Series U	3,385,800	*(1)(2)
402,925	6.625% to 03/15/24 then 3ML + 3.69%, Series R	11,183,183	*(1)(2)
204,400	WesBanco, Inc., 6.75% to 11/15/25 then T5Y + 6.557%, Series A	5,802,425	*(1)
200,000	Wintrust Financial Corporation, 6.875% to 07/15/25 then T5Y + 6.507%, Series E	5,773,000	*(1)
	Zions Bancorporation:
20,000	6.30% to 03/15/23 then 3ML + 4.24%, Series G	549,996	*(1)
$10,265,000	7.20% to 09/15/23 then 3ML + 4.44%, Series J	11,225,804	*(1)(2)
		572,474,478
	Financial Services — 3.3%
$2,540,000	AerCap Global Aviation Trust, 6.50% to 06/15/25 then 3ML + 4.30%, 06/15/45, 144A****	2,758,034	(5)
$8,000,000	AerCap Holdings NV, 5.875% to 10/10/24 then T5Y + 4.535%, 10/10/79	8,383,680	**(2)(3)(5)
	Ally Financial, Inc.:
$5,790,000	4.70% to 05/15/26 then T5Y + 3.868%, Series B	6,112,069	*(1)
$3,875,000	4.70% to 05/15/28 then T7Y + 3.481%, Series C	4,044,531	*(1)
$3,300,000	American Express Company, 3.55% to 09/15/26 then T5Y + 2.854%	3,363,112	*(1)
64,400	Carlyle Finance LLC, 4.625% 05/15/61	1,660,554
$253,000	Charles Schwab Corporation, 5.375% to 06/01/25 then T5Y + 4.971%, Series G	281,791	*(1)
$3,700,000	Discover Financial Services, 6.125% to 09/23/25 then T5Y + 5.783%, Series D	4,161,575	*(1)
	General Motors Financial Company:
$3,375,000	5.70% to 09/30/30 then T5Y + 4.997%, Series C	3,881,250	*(1)
$2,625,000	5.75% to 09/30/27 then 3ML + 3.598%, Series A	2,884,009	*(1)
$4,400,000	6.50% to 09/30/28 then 3ML + 3.436%, Series B	5,005,000	*(1)(2)(3)

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2021 (Unaudited)

Shares/$ Par		Value
49,993	National Rural Utilities Cooperative Finance Corporation, 5.50% 05/15/64	$1,365,184
	Stifel Financial Corp.:
94,000	4.50%, Series D	2,420,970	*(1)
122,000	6.25%, Series B	3,361,710	*(1)(2)
		49,683,469
	Insurance — 18.2%
65,942	AEGON Funding Company LLC, 5.10% 12/15/49	1,784,720	(5)
282,000	American Equity Investment Life Holding Company, 5.95% to 12/01/24 then T5Y + 4.322%, Series A	7,770,510	*(1)(2)(3)
$9,020,000	American International Group, Inc., 8.175% to 05/15/38 then 3ML + 4.195%, 05/15/58	13,455,540	(2)(3)
	Arch Capital Group, Ltd.:
42,100	5.25%, Series E	1,067,025	**(1)(2)(5)
56,500	5.45%, Series F	1,494,905	**(1)(5)
	Aspen Insurance Holdings Ltd.:
65,962	5.625%	1,838,691	**(1)(5)
65,720	5.95% to 07/01/23 then 3ML + 4.06%	1,807,812	**(1)(5)
87,200	Assurant, Inc., 5.25% 01/15/61	2,387,981
	Athene Holding Ltd.:
114,400	4.875%, Series D	2,989,844	**(1)(5)
510,000	6.35% to 06/30/29 then 3ML + 4.253%, Series A	15,190,350	**(1)(2)(5)
131,000	6.375% to 09/30/25 then T5Y + 5.97%, Series C	3,735,465	**(1)(5)
$3,315,000	AXA SA, 6.379% to 12/14/36 then 3ML + 2.256%, 144A****	4,662,100	**(1)(2)(5)
36,301	Axis Capital Holdings Ltd., 5.50%, Series E	923,316	**(1)(2)(5)
$3,679,000	AXIS Specialty Finance LLC, 4.90% to 01/15/30 then T5Y + 3.186%, 01/15/40	3,930,365	(2)(5)
	Chubb Ltd.:
$4,566,000	Ace Capital Trust II, 9.70% 04/01/30	6,831,413	(2)
67,400	CNO Financial Group, Inc., 5.125% 11/25/60	1,818,789
805,950	Delphi Financial Group, 3ML + 3.19%, 3.3148%(4), 05/15/37	17,932,388	(2)(3)
	Enstar Group Ltd.:
254,000	7.00% to 09/01/28 then 3ML + 4.015%, Series D	7,577,455	**(1)(2)(5)
$2,400,000	Enstar Finance LLC, 5.75% to 09/01/25 then T5Y + 5.468%, 09/01/40	2,557,786	(5)
$700,000	Equitable Holdings, Inc., 4.95% to 12/15/25 then T5Y + 4.736%, Series B	763,000	*(1)
$7,310,000	Everest Reinsurance Holdings, 3ML + 2.385%, 2.5098%(4), 05/15/37	6,950,246	(2)(3)
$6,640,000	Global Atlantic Fin Company, 4.70% to 10/15/26 then T5Y + 3.796%, 10/15/51, 144A****	6,811,319
$4,200,000	Kuvare US Holdings, Inc., 7.00% to 05/01/26 then T5Y + 6.541%, 02/17/51, 144A****	4,355,529	*
	Liberty Mutual Group:
$24,634,000	7.80% 03/15/37, 144A****	33,258,554	(2)(3)
$3,950,000	4.125% to 12/15/26 then T5Y + 3.315%, 12/15/51, 144A****	4,053,057

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2021 (Unaudited)

Shares/$ Par		Value
	MetLife, Inc.:
$18,250,000	9.25% 04/08/38, 144A****	$27,948,740	(2)(3)
$17,895,000	10.75% 08/01/39	31,706,397	(2)(3)
$2,250,000	MetLife Capital Trust IV, 7.875% 12/15/37, 144A****	3,172,500	(2)
	RenaissanceRe Holdings Ltd.:
140,000	4.20%, Series G	3,567,900	**(1)(5)
39,537	5.75%, Series F	1,060,137	**(1)(2)(5)
	SBL Holdings, Inc.:
$6,300,000	6.50% to 11/13/26 then T5Y + 5.62%, 144A****	6,252,750	*(1)
$5,450,000	7.00% to 05/13/25 then T5Y + 5.58%, Series A, 144A****	5,524,937	*(1)(2)
	Unum Group:
$26,660,000	Provident Financing Trust I, 7.405% 03/15/38	32,336,411	(2)
138,000	Voya Financial, Inc., 5.35% to 09/15/29 then T5Y + 3.21%, Series B	4,097,565	*(1)
		271,615,497
	Utilities — 6.7%
224,010	Algonquin Power & Utilities Corporation, 6.20% to 07/01/24 then 3ML + 4.01%, 07/01/79, Series 2019-A	6,299,721	(2)(5)
$3,752,000	CenterPoint Energy, Inc., 6.125% to 09/01/23 then 3ML + 3.27%, Series A	3,970,085	*(1)(2)
	Commonwealth Edison:
$16,798,000	COMED Financing III, 6.35% 03/15/33	20,785,253	(2)(3)
$3,350,000	Edison International, 5.375% to 03/15/26 then T5Y + 4.698%, Series A	3,421,188	*(1)
$12,170,000	Emera, Inc., 6.75% to 06/15/26 then 3ML + 5.44%, 06/15/76, Series 2016A	14,461,976	(2)(3)(5)
98,800	Indianapolis Power & Light Company, 5.65%	10,454,038	*(1)
438,400	Integrys Energy Group, Inc., 6.00% to 08/01/23 then 3ML + 3.22%, 08/01/73	11,600,064	(2)(3)
	NextEra Energy:
$717,000	NextEra Energy Capital Holdings, Inc., 3ML + 2.125%, 2.2439%(4), 06/15/67, Series C	677,323	(2)(3)
	NiSource, Inc.:
$1,900,000	5.65% to 06/15/23 then T5Y + 2.843%, Series A	1,992,625	*(1)(2)(3)
166,000	6.50% to 03/15/24 then T5Y + 3.632%, Series B	4,577,035	*(1)(2)
	PECO Energy:
$2,386,000	PECO Energy Capital Trust III, 7.38% 04/06/28, Series D	3,003,643	(2)(3)
$5,900,000	Sempra Energy, 4.875% to 10/15/25 then T5Y + 4.55%, Series C	6,421,560	*(1)
	Southern California Edison:
737	SCE Trust II, 5.10%, Series G	18,524	*(1)
187,633	SCE Trust V, 5.45% to 03/15/26 then 3ML + 3.79%, Series K	4,794,961	*(1)(2)
$2,500,000	Southern California Edison Company, 6.25% to 02/01/22 then 3ML + 4.199%, Series E	2,534,849	*(1)(2)(3)
$3,925,000	Southern Company, 3.75% to 09/15/26 then T5Y + 2.915%, 09/15/51, Series 2021-A	4,023,517
		99,036,362

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2021 (Unaudited)

Shares/$ Par		Value
	Energy — 5.8%
	DCP Midstream LP:
$6,450,000	7.375% to 12/15/22 then 3ML + 5.148%, Series A	$6,240,375	(1)(2)
21,500	7.875% to 06/15/23 then 3ML + 4.919%, Series B	535,672	(1)
$2,510,000	DCP Midstream LLC, 5.85% to 05/21/23 then 3ML + 3.85%, 05/21/43, 144A****	2,332,995
	Enbridge, Inc.:
$1,600,000	5.75% to 07/15/30 then T5Y + 5.314%, 07/15/80, Series 2020-A	1,810,400	(5)
$6,200,000	6.00% to 01/15/27 then 3ML + 3.89%, 01/15/77, Series 2016-A	6,871,615	(2)(3)(5)
	Energy Transfer LP:
	Energy Transfer Operating LP:
$3,769,000	7.125% to 05/15/30 then T5Y + 5.306%, Series G	3,873,137	(1)
460,467	7.375% to 05/15/23 then 3ML + 4.53%, Series C	11,421,884	(1)(2)(3)
836,400	7.60% to 05/15/24 then 3ML + 5.161%, Series E	20,989,458	(1)(2)(3)
8,600	7.625% to 08/15/23 then 3ML + 4.738%, Series D	216,849	(1)
$3,700,000	Enterprise Products Operating L.P., 5.25% to 08/16/27 then 3ML + 3.033%, 08/16/77, Series E	3,867,674	(2)(3)
$8,935,000	MPLX LP, 6.875% to 02/15/23 then 3ML + 4.652%, Series B	9,169,544	(1)(2)(3)
191,783	NuStar Logistics LP, 3ML + 6.734%, 6.8601%(4), 01/15/43	4,855,946	(2)
	Transcanada Pipelines, Ltd.:
$9,450,000	5.50% to 09/15/29 then SOFRRATE + 4.416%, 09/15/79	10,524,938	(2)(5)
$3,000,000	5.875% to 08/15/26 then 3ML + 4.64%, 08/15/76, Series 2016-A	3,371,220	(2)(3)(5)
		86,081,707
	Communication — 0.3%
$4,000,000	Vodafone Group PLC, 7.00% to 04/04/29 then SW5 + 4.873%, 04/04/79	4,945,325	(2)(3)(5)
		4,945,325
	Real Estate Investment Trust (REIT) — 1.1%
19,210	Annaly Capital Management, Inc., 6.95% to 09/30/22 then 3ML + 4.993%, Series F	496,290	(1)
130,000	Arbor Realty Trust, Inc., 6.375%, Series D	3,327,350	(1)
242,300	KKR Real Estate Finance Trust, Inc., 6.50%, Series A	6,549,369	(1)
130,000	New York Mortgage Trust, Inc., 6.875% to 10/15/26 then SOFRRATE + 6.13%, Series F	3,161,600	(1)
120,700	TPG RE Finance Trust, Inc., 6.25%, Series C	2,986,722	(1)
		16,521,331
	Miscellaneous Industries — 2.5%
$1,850,000	Apollo Management Holdings LP, 4.95% to 12/17/24 then T5Y + 3.266%, 01/14/50, 144A****	1,924,198	(2)(3)
	Land O’ Lakes, Inc.:
$6,800,000	7.00%, Series C, 144A****	7,126,434	*(1)
$7,900,000	7.25%, Series B, 144A****	8,544,482	*(1)(2)
$9,500,000	8.00%, Series A, 144A****	10,311,395	*(1)(2)

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2021 (Unaudited)

Shares/$ Par		Value
97,900	Ocean Spray Cranberries, Inc., 6.25%, Series A, 144A****	$9,055,750	*(1)(2)
		36,962,259
	Total Preferred Stock & Hybrid Preferred Securities (Cost $1,025,192,232)	1,137,320,428

Contingent Capital Securities† — 17.8%
	Banking — 15.9%
	Banco Bilbao Vizcaya Argentaria SA:
$12,800,000	6.125% to 11/16/27 then SW5 + 3.87%	14,008,064	**(1)(2)(5)
$4,000,000	6.50% to 03/05/25 then T5Y + 5.192%, Series 9	4,387,680	**(1)(5)
$2,970,000	Banco Mercantil del Norte SA, 7.625% to 01/10/28 then T10Y + 5.353%, 144A****	3,369,673	**(1)(5)
$23,600,000	Banco Santander SA, 4.75% to 05/12/27 then T5Y + 3.753%, 144A****	24,204,160	**(1)(5)
	Barclays Bank PLC:
$1,975,000	4.375% to 09/15/28 then T5Y + 3.41%	2,005,217	**(1)(5)
$4,020,000	6.125% to 06/15/26 then T5Y + 5.867%	4,484,832	**(1)(5)
$2,975,000	7.75% to 09/15/23 then SW5 + 4.842%	3,261,344	**(1)(2)(5)
$18,863,000	7.875% to 03/15/22 then SW5 + 6.772%, 144A****	19,498,419	**(1)(2)(5)
$8,040,000	8.00% to 06/15/24 then T5Y + 5.672%	9,140,475	**(1)(2)(5)
$2,800,000	BBVA Bancomer SA, 5.875% to 09/13/29 then T5Y + 4.308%, 09/13/34, 144A****	3,088,708	(2)(3)(5)
	BNP Paribas:
$2,050,000	4.625% to 02/25/31 then T5Y + 3.34%, 144A****	2,137,412	**(1)(5)
$2,340,000	7.00% to 08/16/28 then SW5 + 3.98%, 144A****	2,816,670	**(1)(5)
$28,790,000	7.375% to 08/19/25 then SW5 + 5.15%, 144A****	33,639,531	**(1)(2)(5)
$1,630,000	Credit Agricole SA, 7.875% to 01/23/24 then SW5 + 4.898%, 144A****	1,835,479	**(1)(5)
	Credit Suisse Group AG:
$1,160,000	5.10% to 01/24/30 then T5Y + 3.293%, 144A****	1,196,424	**(1)(5)
$6,150,000	6.375% to 08/21/26 then T5Y + 4.828%, 144A****	6,807,312	**(1)(2)(5)
$4,500,000	7.25% to 09/12/25 then ISDA5 + 4.332%, 144A****	5,051,925	**(1)(2)(5)
$4,700,000	7.50% to 07/17/23 then SW5 + 4.60%, 144A****	5,078,350	**(1)(2)(3)(5)
	HSBC Holdings PLC:
$2,100,000	6.00% to 05/22/27 then ISDA5 + 3.746%	2,315,250	**(1)(2)(5)
$20,770,000	6.50% to 03/23/28 then ISDA5 + 3.606%	23,657,549	**(1)(2)(3)(5)
$475,000	Lloyds Banking Group PLC, 7.50% to 09/27/25 then SW5 + 4.496%	549,812	**(1)(5)
$3,000,000	Macquarie Bank Ltd., 6.125% to 03/08/27 then SW5 + 3.703%, 144A****	3,317,895	**(1)(2)(5)
$1,700,000	Natwest Group PLC, 4.60% to 12/28/31 then T5Y + 3.10%	1,740,460	**(1)(5)
	Societe Generale SA:
$4,150,000	4.75% to 05/26/26 then T5Y + 3.931%, 144A****	4,313,427	**(1)(5)
$4,150,000	5.375% to 11/18/30 then T5Y + 4.514%, 144A****	4,505,365	**(1)(5)
$17,750,000	6.75% to 04/06/28 then SW5 + 3.929%, 144A****	20,223,995	**(1)(2)(3)(5)
$4,200,000	7.375% to 09/13/21 then SW5 + 6.238%, 144A****	4,213,629	**(1)(5)

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2021 (Unaudited)

Shares/$ Par		Value
	Standard Chartered PLC:
$1,900,000	4.75% to 07/14/31 then T5Y + 3.805%, 144A****	$1,939,188	**(1)(5)
$11,370,000	7.50% to 04/02/22 then SW5 + 6.301%, 144A****	11,796,375	**(1)(2)(5)
$8,000,000	7.75% to 04/02/23 then SW5 + 5.723%, 144A****	8,683,920	**(1)(2)(3)(5)
$2,800,000	UBS Group AG, 4.375% to 02/10/31 then T5Y + 3.313%, 144A****	2,873,500	**(1)(5)
		236,142,040
	Financial Services — 0.1%
$1,600,000	Deutsche Bank AG, 6.00% to 04/30/26 then T5Y + 4.524%	1,676,000	**(1)(5)
		1,676,000
	Insurance — 1.8%
	QBE Insurance Group Ltd.:
$2,800,000	5.875% to 05/12/25 then T5Y + 5.513%, 144A****	3,098,620	**(1)(5)
$21,757,000	7.50% to 11/24/23 then SW10 + 6.03%, 11/24/43, 144A****	24,422,233	(2)(3)(5)
		27,520,853
	Total Contingent Capital Securities (Cost $243,497,919)	265,338,893

Corporate Debt Securities§ — 3.2%
	Banking — 0.2%
$2,675,000	Texas Capital Bancshares Inc., 4.00% to 05/06/26 then T5Y + 3.15%, 05/06/31, Sub Notes	2,799,163
14,963	Zions Bancorporation, 6.95% to 09/15/23 then 3ML + 3.89%, 09/15/28, Sub Notes	413,112
		3,212,275
	Insurance — 1.5%
$13,500,000	Liberty Mutual Insurance, 7.697% 10/15/97, 144A****	21,658,854	(2)(3)
		21,658,854
	Energy — 0.6%
	Energy Transfer LP:
$6,717,000	Energy Transfer Operating LP, 8.25% 11/15/29	9,286,446	(2)(3)
		9,286,446
	Communication — 0.5%
	Qwest Corporation:
127,729	6.50% 09/01/56	3,238,569
155,921	6.75% 06/15/57	4,169,920
		7,408,489
	Miscellaneous Industries — 0.4%
$3,550,000	Pulte Group, Inc., 7.875% 06/15/32	5,187,810	(2)(3)
		5,187,810
	Total Corporate Debt Securities (Cost $33,228,238)	46,753,874

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2021 (Unaudited)

Shares/$ Par		Value
Money Market Fund — 1.7%
	BlackRock Liquidity Funds:
25,657,423	T-Fund, Institutional Class	$25,657,423

	Total Money Market Fund (Cost $25,657,423)	25,657,423

Total Investments (Cost $1,327,575,812***)	99.1%	1,475,070,618
Other Assets and Liabilities, excluding Loan Payable (net)	0.9%	14,135,785
Total Managed Assets	100.0%‡	$1,489,206,403
Loan Principal Balance		(492,775,000)
Total Net Assets Available To Common Stock		$996,431,403

§Date shown is maturity date unless referencing the end of the fixed-rate period of a fixed-to-floating rate security.

*Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**Securities distributing Qualified Dividend Income only.

***Aggregate cost of securities held.

****Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At August 31, 2021, these securities amounted to $406,986,934 or 27.3% of total managed assets.

(1)Perpetual security with no stated maturity date.

(2)All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $976,846,221 at August 31, 2021.

(3)All or a portion of this security has been rehypothecated. The total value of such securities was $382,213,765 at August 31, 2021.

(4)Represents the rate in effect as of the reporting date.

(5)Foreign Issuer.

†A Contingent Capital Security is a hybrid security with contractual loss-absorption characteristics.

‡The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

ABBREVIATIONS:

3ML—3-Month ICE LIBOR USD A/360

ISDA5—5-year USD ICE Swap Semiannual 30/360

SOFRRATE—Secured Overnight Funding Rate, Federal Reserve Bank of New York

SW5—5-year USD Swap Semiannual 30/360

SW10—10-year USD Swap Semiannual 30/360

T5Y—Federal Reserve H.15 5-Yr Constant Maturity Treasury Semiannual yield

T7Y—Federal Reserve H.15 7-Yr Constant Maturity Treasury Semiannual yield

T10Y—Federal Reserve H.15 10-Yr Constant Maturity Treasury Semiannual yield

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

Financial Highlights(1)

For the period December 1, 2020 through August 31, 2021 (Unaudited)

For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$20.56
INVESTMENT OPERATIONS:
Net investment income	1.09
Net realized and unrealized gain/(loss) on investments	0.89
Total from investment operations	1.98
FINANCING OPERATIONS:
Premium from shelf offering, net of offering cost	0.05
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(1.15)
Total distributions to Common Stock Shareholders	(1.15)
Net asset value, end of period	$21.44
Market value, end of period	$22.95
Common Stock shares outstanding, end of period	46,484,104
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	6.91	%*
Operating expenses including interest expense	1.31	%*
Operating expenses excluding interest expense	0.85	%*
SUPPLEMENTAL DATA:††
Portfolio turnover rate	10	%**
Total managed assets, end of period (in 000’s)	$1,489,206
Ratio of operating expenses including interest expense to average total managed assets	0.88	%*
Ratio of operating expenses excluding interest expense to average total managed assets	0.57	%*

(1)These tables summarize the nine months ended August 31, 2021 and should be read in conjunction with the Fund’s audited financial statements, including notes to the financial statements, in its Annual Report dated November 30, 2020.

*Annualized.

**Not annualized.

†The net investment income ratios reflect income net of operating expenses, including interest expense.

††Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

Financial Highlights (Continued)

Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 31, 2020	$0.1290	$20.88	$23.43	$22.26
January 29, 2021	0.1290	20.69	22.37	21.25
February 26, 2021	0.1290	20.40	22.12	21.01
March 31, 2021	0.1290	20.65	23.43	22.26
April 30, 2021	0.1290	20.97	23.07	21.92
May 28, 2021	0.1265	21.06	22.42	21.30
June 30, 2021	0.1265	21.41	22.72	21.58
July 30, 2021	0.1265	21.48	23.21	22.05
August 31, 2021	0.1265	21.44	22.95	21.80

(1)Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

1.Aggregate Information for Federal Income Tax Purposes

At August 31, 2021, the aggregate cost of securities for federal income tax purposes was $1,337,728,093, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $152,624,569 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $15,282,044.

2.Additional Accounting Standards

Fair Value Measurements: The Fund has analyzed all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

•	Level 1 –	quoted prices in active markets for identical securities
•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period.

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

A summary of the inputs used to value the Fund’s investments as of August 31, 2021 is as follows:

	Total Value at August 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Stock & Hybrid Preferred Securities
Banking	$572,474,478	$399,907,550	$172,566,928	$—
Financial Services	49,683,469	22,130,818	27,552,651	—
Insurance	271,615,497	63,165,522	208,449,975	—
Utilities	99,036,362	27,105,031	71,931,331	—
Energy	86,081,707	41,892,946	44,188,761	—
Communication	4,945,325	4,945,325	—	—
Real Estate Investment Trust (REIT)	16,521,331	13,359,731	3,161,600	—
Miscellaneous Industries	36,962,259	—	36,962,259	—
Contingent Capital Securities
Banking	236,142,040	27,949,837	208,192,203	—
Financial Services	1,676,000	—	1,676,000	—
Insurance	27,520,853	—	27,520,853	—
Corporate Debt Securities
Banking	3,212,275	413,112	2,799,163	—
Insurance	21,658,854	—	21,658,854	—
Energy	9,286,446	—	9,286,446	—
Communication	7,408,489	7,408,489	—	—
Miscellaneous Industries	5,187,810	—	5,187,810	—
Money Market Fund	25,657,423	25,657,423	—	—
Total Investments	$1,475,070,618	$633,935,784	$841,134,834	$—

During the reporting period, there were no transfers into or out of Level 3.

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services that are approved by the Board of Directors and are unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, management, in consultation with the Adviser, regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active market participant.

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, management evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.